SUBSEQUENT EVENTS (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 10 — SUBSEQUENT EVENTS
Business Combination
On May 9, 2022, Tiga entered into an agreement and plan of merger with Tiga Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Tiga (“Merger Sub”), and Grindr (as it may be amended, restated, supplemented or otherwise modified from time to time, the “Merger Agreement”).
The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other transactions contemplated by the Merger Agreement, including the Domestication (as defined below), the “Business Combination Transaction”):
(i)
at the closing of the Business Combination Transaction (the “Closing”), in accordance with the Delaware Limited Liability Company Act (“DGCL”), Merger Sub will merge with and into Grindr, the separate corporate existence of Merger Sub will cease and Grindr will be the surviving corporation and a wholly owned subsidiary of Tiga (the “Merger”); and

(ii)
as a result of the Merger, among other things, (x) each series X ordinary units and each series Y preferred units (“Grindr Unit”) that is issued and outstanding immediately prior to the Effective Time (as defined in the Merger Agreement) shall be cancelled and converted into the right to receive a number of shares of New Grindr Common Stock (as defined below) equal to the quotient obtained by dividing (i) the Aggregate Merger Consideration (defined below), by (ii) the number of Aggregate Fully Diluted Grindr Units (as defined below) (“Exchange Ratio”); (y) each option to purchase series X ordinary units granted under the Incentive Plan [(as defined in the Merger Agreement)] (“Grindr Option”) that is then outstanding and unexercised shall be converted into the right to receive an option relating to shares of New Grindr Common Stock upon substantially the same terms and conditions as are in effect with respect to such Grindr Option immediately prior to the Effective Time, including with respect to vesting and termination-related provisions; and (z) each Grindr Warrant (as defined below) that is outstanding immediately prior to the Effective Time shall be converted into the right to receive a warrant relating to shares of New Grindr Common Stock with substantially the same terms and conditions as were applicable to such warrant (excluding Grindr Options) to purchase Grindr Units (“Grindr Warrant”). “Aggregate Merger Consideration” means a number of shares of New Grindr Common Stock equal to the quotient obtained by dividing (i) the sum of (a) the Grindr Valuation (as defined below) plus (b) the aggregate exercise price of all in-the-money Grindr Options and all in-the-money Grindr Warrants that are issued and outstanding immediately prior to the Effective Time by (ii) $10.00; and “Aggregate Fully Diluted Grindr Units” means, without duplication, the aggregate number of Grindr Units that are (i) issued and outstanding immediately prior to the Effective Time and (ii) issuable upon, or subject to, the settlement of all in-the-money Grindr Options and all-in-the-money Grindr Warrants (whether or not then vested or exercisable) that are issued and outstanding immediately prior to the Effective Time.

Under the Merger Agreement, Tiga has agreed to acquire all Grindr Units for (i) the Grindr Valuation plus (ii) the aggregate exercise price of all in-the-money Grindr Options and all in-the-money Grindr Warrants that are issued and outstanding immediately prior to the Effective Time the in the form of New Grindr Common Stock (at $10 per share) to be paid at the effective time of the Business Combination. “Grindr Valuation” means $1,584,000,000 plus the amount, if any, by which the Permitted Distribution Amount exceeds the Grindr Distribution Amount; “Permitted Distribution Amount” means $370,000,000 and “Grindr Distribution Amount” means the actual amount of any cash dividend or other dividend or distribution in respect of Grindr Units or equity interests Grindr makes, declares, sets aside, establishes a record date for or makes a payment date for between the date hereof and the Effective Time, provided that the amount of any such dividend or distribution may not exceed the Permitted Distribution Amount.
The Special Committee of Tiga has unanimously approved and declared advisable the Merger Agreement and the Business Combination. In addition, the Board of Directors of Tiga (the “Board”) has unanimously (i) approved and declared advisable the Merger Agreement and the Business Combination and (ii) resolved to recommend approval of the Merger Agreement and related matters by the shareholders of Tiga.
Prior to the Closing, subject to the approval of Tiga’s shareholders, and in accordance with the DGCL, Cayman Islands Companies Law (2020 Revision) (the “CICL”) and Tiga’s Amended and Restated Memorandum and Articles of Association (as may be amended from time to time, the “Cayman Constitutional Documents”), Tiga will effect a deregistration under the CICL and a domestication under Section 388 of the DGCL with the Secretary of State of
Delaware), pursuant to which Tiga’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). In connection with the Domestication, Tiga, as the continuing entity in the Domestication, will be renamed “Grindr Inc.” As used herein, “New Grindr” refers to Tiga after the Domestication, including after such change of name.
In connection with the Domestication, (i) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of Tiga (the “Tiga Class A Ordinary Shares”), will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001 per share of New Grindr (after its Domestication) (the “New Grindr Common Stock”), (ii) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of Tiga (the “Tiga Class B Ordinary Shares”), will convert automatically, on a one-for-one basis, into a share of New Grindr Common Stock, (iii) each then issued and outstanding warrant of Tiga will convert automatically into a warrant to acquire one share of New Grindr Common Stock (“New Grindr Warrant”), pursuant to the Warrant Agreement, dated November 23, 2020, between Tiga and Continental Stock Transfer & Trust Company, as warrant agent, and (iv) each then issued and outstanding unit of Tiga will separate and convert automatically into one share of New Grindr Common Stock and one-fourth of one New Grindr Warrant.
Additional information regarding the Business Combination and the transactions is available in the Form 8-K filed with the SEC on May 9, 2022.
A&R Forward Purchase Agreement
On May 9, 2022, concurrently with the execution of the Merger Agreement, Tiga entered into the Amended and Restated Forward Purchase Agreement (the “A&R Forward Purchase Agreement”) with Tiga Sponsor LLC, a Cayman Islands limited liability company (the “Sponsor”) which provides for the purchase by the Forward Purchase Investors (as defined below) of an aggregate of 5,000,000 forward purchase shares, plus an aggregate of 2,500,000 forward purchase warrants to purchase one share of New Grindr Common Stock at $11.50 per share, for an aggregate purchase price of $50,000,000, or $10.00 per share, in a private placement to close prior to or concurrently with the Closing.
Transaction Support Agreement
On May 9, 2022, concurrently with the execution of the Merger Agreement, Grindr, Tiga, Merger Sub, the Sponsor and the directors of Tiga entered into the Transaction Support Agreement. Pursuant to the terms of the Transaction Support Agreement, the Sponsor and the directors of Tiga agreed to, among other things, vote or cause its shares to vote in favor of the Business Combination Proposal (as defined in the Merger Agreement) and the other proposals included in the accompanying proxy statement/prospectus.
Unitholder Support Agreement
In connection with the execution of the Merger Agreement, Tiga entered into a support agreement (the “Unitholder Support Agreement”) with Grindr and certain unitholders of Grindr (the “Requisite Unitholders”). Pursuant to the Unitholder Support Agreement, the Requisite Unitholders agreed to, among other things, vote to adopt and approve the Merger Agreement, the Merger and any other matters necessary or reasonably requested by Tiga for the consummation of the Merger, in each case, subject to the terms and conditions of the Unitholder Support Agreement.
A&R Registration Rights Agreement
The Merger Agreement contemplates that, at the Closing, New Grindr, the Sponsor, the independent directors of Tiga and certain securityholders of Grindr will enter into the Amended and Restated Registration Rights Agreement (the “A&R Registration Rights Agreement”), pursuant to which New Grindr will agree to register for resale, pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), certain shares of New Grindr Common Stock and other equity securities of New Grindr that are held by the parties thereto from time to time.
The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, all subsequent events have been adequately disclosed in these unaudited condensed financial statements.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On March 16, 2022, the Board of Directors of the Company authorized the execution and delivery of a Convertible Promissory Note in the principal amount of $2,000,000 (the “Note”) to the Sponsor as part of the Working Capital Loans. On January 25, 2022, the Sponsor had advanced the sum of $750,000 to the Company on account of the Note. All unpaid principal under the Note shall be due and payable in full on the effective date of our initial business combination, unless accelerated upon the occurrence of an event of default.
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements. The specific impact on the Company's financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.